Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep. 29, 2011
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2012